Share capital (Details Narrative) - shares	Dec. 31, 2023	Jul. 20, 2023	Dec. 31, 2022
Common stock, shares issued	15,505,853		15,477,374
Common stock, shares authorized	40,000,000		40,000,000
Holdco Nuvo Group D G Ltd [Member]
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares authorized	10,000,000	10,000,000